Note 3 - Summary of Significant Accounting Policies: Use of Estimates (Policies)	6 Months Ended
Feb. 28, 2015
Policies
Use of Estimates

Use of Estimates

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates under different assumptions or conditions.